Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 3,985,000,000	$ 4,143,000,000	$ 4,207,000,000
Other Comprehensive Income (Loss), before Tax [Abstract]
Net unrealized gains (losses) on non-OTTI securities, Before Tax	(369,000,000)	(569,000,000)	375,000,000
Net unrealized gains (losses) on OTTI securities	63,000,000	(13,000,000)	79,000,000
Net unrealized gains (losses) on cash flow hedge derivatives	(153,000,000)	127,000,000	168,000,000
Pension and other postretirement benefit plan adjustments	1,000,000	(54,000,000)	(446,000,000)
Other	(59,000,000)	(42,000,000)	(39,000,000)
Other comprehensive income (loss), before tax and net of reclassifications into Net income	(517,000,000)	(551,000,000)	137,000,000
Income tax benefit (expense) related to items of other comprehensive income	122,000,000	178,000,000	(70,000,000)
Other comprehensive income (loss), after tax and net of reclassifications into Net income	(395,000,000)	(373,000,000)	67,000,000
Comprehensive income	3,590,000,000	3,770,000,000	4,274,000,000
Less: Comprehensive income (loss) attributable to noncontrolling interests (a)	82,000,000	37,000,000	23,000,000
Comprehensive income attributable to PNC	$ 3,508,000,000	$ 3,733,000,000	$ 4,251,000,000